Loans and Advances	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Loans and Advances
10	LOANS AND ADVANCES
The following tables present loans and advances at March 31, 2024 and 2023.

	At March 31, 2024
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥118,405,545	¥3,442,131	¥1,338,444	¥123,186,120

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(490,655)

Less: Allowance for loan losses	(196,325)	(257,542)	(525,133)	(979,000)

Carrying amount				¥121,716,465

	At March 31, 2023
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥108,254,496	¥3,718,669	¥1,170,662	¥113,143,827

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(388,579)

Less: Allowance for loan losses	(187,455)	(240,494)	(436,165)	(864,114)

Carrying amount				¥111,891,134

For additional information on loans and advances and allowance for loan losses at March 31, 2024 and 2023, refer to Note 46 “Financial Risk Management.”